PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (7,971)		$ (7,971)		$ (5,214)	$ (891)
Total property, plant and equipment, net	144,256		144,256		128,162	28,506
Depreciation expense	1,765	$ 332	2,757	$ 500	2,238	523
Loss incurred from asset impairments					1,051
Proceeds from insurance carrier					650
Kalera AS
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation					(2,761)
Total property, plant and equipment, net					128,162
Production facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	88,397		88,397		55,824	9,046
Production facilities | Kalera AS
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					53,590
Furniture, fittings & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,447		5,447		5,336	957
Furniture, fittings & equipment | Kalera AS
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					5,223
Industrial property
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0		0		3,670	0
Industrial property | Kalera AS
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					3,659
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	531		531		378	55
Vehicles | Kalera AS
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					244
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57,852		$ 57,852		68,168	$ 19,340
Assets under construction | Kalera AS
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross					$ 68,207